Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Cash advancements paid			$ 12
Amount paid off	$ 276,102	$ 5,034,921	1,026,414
Amount paid to related parties			2
Receipts	$ 628,956	3,991,077
Accrued imputed interest percentage	4.25%
Imputed interest expense		5,037	70,666
Epsium BVI [Member]
Related Party Transactions [Line Items]
Cash advancements paid			497,265
Amount paid off			2,582,565
Amount paid to related parties			42,168
Receipts			1,553,498
Amount due to related parties			$ 1,054,833
Related Party [Member]
Related Party Transactions [Line Items]
Receipts	628,956	3,997,745
Amount due to related parties	363,066	8,526
Loans Payable [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Amount paid off	276,102	2,202,879
Minimum [Member] | Loans Payable [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Amount paid to related parties	38,507	50
Minimum [Member] | Cash Advancements [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Cash advancements paid	81	12
Maximum [Member] | Loans Payable [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Amount paid to related parties	359,403	768,915
Maximum [Member] | Cash Advancements [Member]
Related Party Transactions [Line Items]
Cash advancements paid	$ 128,358	$ 256,305